Consolidated Statements of Operations and Comprehensive Income/(Loss) (Parenthetical)	12 Months Ended
	Mar. 31, 2024 $ / shares
Earnings per share - Basic
Earnings per share - Diluted
Common Class A [Member]
Earnings per share - Basic	(0.00)	[1]
Earnings per share - Diluted	(0.00)	[1]
Common Class A [Member] | Maximum [Member]
Earnings per share - Basic	0.01
Earnings per share - Diluted	0.01
Common Class B [Member]
Earnings per share - Basic	(0.00)	[1]
Earnings per share - Diluted	(0.00)	[1]
Common Class B [Member] | Maximum [Member]
Earnings per share - Basic	0.01
Earnings per share - Diluted	$ 0.01

[1]	The shares data is presented on a retroactive basis to reflect the Reorganization (Note 1).